FAIR VALUE MEASUREMENTS (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Method Investment, Other than Temporary Impairment	$ 591
Actual return on plan assets:
Goodwill and Intangible Asset Impairment		$ 442
Assets held for sale	0	1,819
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net		150
Equity Method Investment, Realized Gain (Loss) on Disposal	0
Gain (Loss) on Sale of Previously Unissued Stock by Equity Investee		25
Nonrecurring gain (Loss) fair value adjustment	(1,627)	(2,465)
Goodwill, Impairment Loss		390
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)		33
Pension Plans, Defined Benefit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	7,429	8,866	$ 8,371
Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	7,429	8,866
Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Cash and cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	483	714
Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Equity securities US based companies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	1,760	2,097
Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Equity securities International-based companies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	1,121	1,465
Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	463	374
Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Corporate bonds and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	835	827
Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Mutual, pooled and commingled funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	875	981
Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Hedge funds/limited partnerships
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	828	983
Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	391	598
Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	673	827
Pension Plans, Defined Benefit [Member] | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	3,333	4,433
Pension Plans, Defined Benefit [Member] | Level 1 | Cash and cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	461	649
Pension Plans, Defined Benefit [Member] | Level 1 | Equity securities US based companies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	1,728	2,080
Pension Plans, Defined Benefit [Member] | Level 1 | Equity securities International-based companies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	1,098	1,465
Pension Plans, Defined Benefit [Member] | Level 1 | Government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Pension Plans, Defined Benefit [Member] | Level 1 | Corporate bonds and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Pension Plans, Defined Benefit [Member] | Level 1 | Mutual, pooled and commingled funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	46	239
Pension Plans, Defined Benefit [Member] | Level 1 | Hedge funds/limited partnerships
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Pension Plans, Defined Benefit [Member] | Level 1 | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Pension Plans, Defined Benefit [Member] | Level 1 | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Pension Plans, Defined Benefit [Member] | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	1,472	1,287
Pension Plans, Defined Benefit [Member] | Level 2 | Cash and cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	22	65
Pension Plans, Defined Benefit [Member] | Level 2 | Equity securities US based companies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	15	3
Pension Plans, Defined Benefit [Member] | Level 2 | Equity securities International-based companies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	23	0
Pension Plans, Defined Benefit [Member] | Level 2 | Government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	463	374
Pension Plans, Defined Benefit [Member] | Level 2 | Corporate bonds and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	819	803
Pension Plans, Defined Benefit [Member] | Level 2 | Mutual, pooled and commingled funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	130	42
Pension Plans, Defined Benefit [Member] | Level 2 | Hedge funds/limited partnerships
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Pension Plans, Defined Benefit [Member] | Level 2 | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Pension Plans, Defined Benefit [Member] | Level 2 | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Pension Plans, Defined Benefit [Member] | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	16	2
Fair Value of Plan Assets	303	303
Reconciliation of the beginning and ending balance of Level 3 assets for U.S. and non-U.S. pension plans
Balance at the beginning of the period	303	246
Actual return on plan assets:
Purchases, sales and settlements-net	(5)	(5)
Transfers into/(or out) of Level 3-net	2	34
Foreign currency translation adjustments	(13)	26
Balance at the end of the period	303	303	246
Pension Plans, Defined Benefit [Member] | Level 3 | Cash and cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Pension Plans, Defined Benefit [Member] | Level 3 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	(2)	(3)
Reconciliation of the beginning and ending balance of Level 3 assets for U.S. and non-U.S. pension plans
Balance at the beginning of the period	14	14
Actual return on plan assets:
Purchases, sales and settlements-net	3	3
Transfers into/(or out) of Level 3-net	2	0
Foreign currency translation adjustments	0	0
Balance at the end of the period	17	14	14
Pension Plans, Defined Benefit [Member] | Level 3 | Equity securities US based companies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	17	14
Pension Plans, Defined Benefit [Member] | Level 3 | Equity securities International-based companies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Pension Plans, Defined Benefit [Member] | Level 3 | Government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Pension Plans, Defined Benefit [Member] | Level 3 | Corporate bonds and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	16	24
Pension Plans, Defined Benefit [Member] | Level 3 | Mutual, pooled and commingled funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Pension Plans, Defined Benefit [Member] | Level 3 | Fixed Income Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	(1)	1
Reconciliation of the beginning and ending balance of Level 3 assets for U.S. and non-U.S. pension plans
Balance at the beginning of the period	24	19
Actual return on plan assets:
Purchases, sales and settlements-net	(7)	1
Transfers into/(or out) of Level 3-net	0	3
Foreign currency translation adjustments	0	0
Balance at the end of the period	16	24	19
Pension Plans, Defined Benefit [Member] | Level 3 | Hedge funds/limited partnerships
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Pension Plans, Defined Benefit [Member] | Level 3 | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	0	0
Fair Value of Plan Assets	0	2
Reconciliation of the beginning and ending balance of Level 3 assets for U.S. and non-U.S. pension plans
Balance at the beginning of the period	2	2
Actual return on plan assets:
Purchases, sales and settlements-net	(2)	0
Transfers into/(or out) of Level 3-net	0	0
Foreign currency translation adjustments	0	0
Balance at the end of the period	0	2	2
Pension Plans, Defined Benefit [Member] | Level 3 | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	19	4
Fair Value of Plan Assets	270	263
Reconciliation of the beginning and ending balance of Level 3 assets for U.S. and non-U.S. pension plans
Balance at the beginning of the period	263	211
Actual return on plan assets:
Purchases, sales and settlements-net	1	(9)
Transfers into/(or out) of Level 3-net	0	31
Foreign currency translation adjustments	(13)	26
Balance at the end of the period	270	263	211
Other Postretirement Benefits Plan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	289	288	255
Other Postretirement Benefits Plan [Member] | Cash and cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	73	78
Other Postretirement Benefits Plan [Member] | Equity securities US based companies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	93	96
Other Postretirement Benefits Plan [Member] | Equity securities International-based companies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	7	8
Other Postretirement Benefits Plan [Member] | Government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	2	2
Other Postretirement Benefits Plan [Member] | Corporate bonds and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	16	7
Other Postretirement Benefits Plan [Member] | Mutual, pooled and commingled funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	82	80
Other Postretirement Benefits Plan [Member] | Hedge funds/limited partnerships
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	8	8
Other Postretirement Benefits Plan [Member] | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	4	5
Other Postretirement Benefits Plan [Member] | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	4	4
Other Postretirement Benefits Plan [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	289	288
Other Postretirement Benefits Plan [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Cash and cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	73	78
Other Postretirement Benefits Plan [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Equity securities US based companies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	93	96
Other Postretirement Benefits Plan [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Equity securities International-based companies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	7	8
Other Postretirement Benefits Plan [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	2	2
Other Postretirement Benefits Plan [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Corporate bonds and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	16	7
Other Postretirement Benefits Plan [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Mutual, pooled and commingled funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	82	80
Other Postretirement Benefits Plan [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Hedge funds/limited partnerships
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	8	8
Other Postretirement Benefits Plan [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	4	5
Other Postretirement Benefits Plan [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	4	4
Other Postretirement Benefits Plan [Member] | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	173	182
Other Postretirement Benefits Plan [Member] | Level 1 | Cash and cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	73	78
Other Postretirement Benefits Plan [Member] | Level 1 | Equity securities US based companies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	93	96
Other Postretirement Benefits Plan [Member] | Level 1 | Equity securities International-based companies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	7	8
Other Postretirement Benefits Plan [Member] | Level 1 | Government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Other Postretirement Benefits Plan [Member] | Level 1 | Corporate bonds and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Other Postretirement Benefits Plan [Member] | Level 1 | Mutual, pooled and commingled funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Other Postretirement Benefits Plan [Member] | Level 1 | Hedge funds/limited partnerships
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Other Postretirement Benefits Plan [Member] | Level 1 | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Other Postretirement Benefits Plan [Member] | Level 1 | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Other Postretirement Benefits Plan [Member] | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	18	9
Other Postretirement Benefits Plan [Member] | Level 2 | Cash and cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Other Postretirement Benefits Plan [Member] | Level 2 | Equity securities US based companies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Other Postretirement Benefits Plan [Member] | Level 2 | Equity securities International-based companies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Other Postretirement Benefits Plan [Member] | Level 2 | Government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	2	2
Other Postretirement Benefits Plan [Member] | Level 2 | Corporate bonds and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	16	7
Other Postretirement Benefits Plan [Member] | Level 2 | Mutual, pooled and commingled funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Other Postretirement Benefits Plan [Member] | Level 2 | Hedge funds/limited partnerships
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Other Postretirement Benefits Plan [Member] | Level 2 | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Other Postretirement Benefits Plan [Member] | Level 2 | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Europe, Middle East and Africa
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Method Investment, Other than Temporary Impairment	334
Actual return on plan assets:
Goodwill, Impairment Loss		0
Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Method Investment, Other than Temporary Impairment		50
Actual return on plan assets:
Asset Impairment Charges		50
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net		150
Gain (Loss) on Sale of Previously Unissued Stock by Equity Investee		25
Bottling Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Method Investment, Other than Temporary Impairment	205
Actual return on plan assets:
Asset Impairment Charges		737	$ 153
Goodwill, Impairment Loss		390
Latin America
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Method Investment, Other than Temporary Impairment	52
Actual return on plan assets:
Goodwill, Impairment Loss		0
Coca-Cola Beverage Africa [Member]
Actual return on plan assets:
Asset Impairment Charges	554	0
Coca-Cola Beverage Africa [Member] | Corporate
Actual return on plan assets:
Asset Impairment Charges	554
CCR [Member]
Actual return on plan assets:
Goodwill, Impairment Loss		375
Venezuelan subsidiary | Corporate
Actual return on plan assets:
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)		34
North America Territory [Member]
Actual return on plan assets:
Asset Impairment Charges	450	737
Tangible Asset Impairment Charges	312	310
Other Asset Impairment Charges		19
Goodwill and Intangible Asset Impairment	138
North America Territory [Member] | Bottling Investments
Actual return on plan assets:
Asset Impairment Charges	450
North America Territory [Member] | CCR [Member]
Actual return on plan assets:
Asset Impairment Charges		329
Philippine Bottling Operations [Member]
Actual return on plan assets:
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Loss	32
Philippine Bottling Operations [Member] | Corporate
Actual return on plan assets:
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Loss	32
Coca-Cola FEMSA
Actual return on plan assets:
Gain (Loss) on Sale of Previously Unissued Stock by Equity Investee		25
Accounting Standards Update 2015-07 [Member] | Pension Plans, Defined Benefit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	2,321	2,843
Accounting Standards Update 2015-07 [Member] | Pension Plans, Defined Benefit [Member] | Cash and cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Accounting Standards Update 2015-07 [Member] | Pension Plans, Defined Benefit [Member] | Equity securities US based companies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Accounting Standards Update 2015-07 [Member] | Pension Plans, Defined Benefit [Member] | Equity securities International-based companies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Accounting Standards Update 2015-07 [Member] | Pension Plans, Defined Benefit [Member] | Government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Accounting Standards Update 2015-07 [Member] | Pension Plans, Defined Benefit [Member] | Corporate bonds and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Accounting Standards Update 2015-07 [Member] | Pension Plans, Defined Benefit [Member] | Mutual, pooled and commingled funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	699	700
Accounting Standards Update 2015-07 [Member] | Pension Plans, Defined Benefit [Member] | Hedge funds/limited partnerships
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	828	983
Accounting Standards Update 2015-07 [Member] | Pension Plans, Defined Benefit [Member] | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	391	596
Accounting Standards Update 2015-07 [Member] | Pension Plans, Defined Benefit [Member] | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	403	564
Accounting Standards Update 2015-07 [Member] | Other Postretirement Benefits Plan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	98	97
Accounting Standards Update 2015-07 [Member] | Other Postretirement Benefits Plan [Member] | Cash and cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Accounting Standards Update 2015-07 [Member] | Other Postretirement Benefits Plan [Member] | Equity securities US based companies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Accounting Standards Update 2015-07 [Member] | Other Postretirement Benefits Plan [Member] | Equity securities International-based companies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Accounting Standards Update 2015-07 [Member] | Other Postretirement Benefits Plan [Member] | Government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Accounting Standards Update 2015-07 [Member] | Other Postretirement Benefits Plan [Member] | Corporate bonds and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Accounting Standards Update 2015-07 [Member] | Other Postretirement Benefits Plan [Member] | Mutual, pooled and commingled funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	82	80
Accounting Standards Update 2015-07 [Member] | Other Postretirement Benefits Plan [Member] | Hedge funds/limited partnerships
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	8	8
Accounting Standards Update 2015-07 [Member] | Other Postretirement Benefits Plan [Member] | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	4	5
Accounting Standards Update 2015-07 [Member] | Other Postretirement Benefits Plan [Member] | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	$ 4	$ 4